Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Cash and due from banks	$ 15,705	$ 11,147	$ 10,654	$ 8,477
Investment securities held-to-maturity	42,991	43,590
Financial Liabilities
Deposits	334,590	300,400
Long-term debt	33,323	32,078
Carrying Amount [Member]
Financial Assets
Cash and due from banks	15,705	11,147
Federal funds sold and securities purchased under resale agreements	138	169
Investment securities held-to-maturity	42,991	43,590
Loans held for sale	4	74
Loans	269,394	256,986
Other financial instruments	2,362	2,311
Financial Liabilities
Deposits	334,590	300,400
Short-term borrowings	12,891	27,110
Long-term debt	33,323	32,078
Other Liabilities	1,702	1,353
Fair Value [Member]
Financial Assets
Cash and due from banks	15,705	11,147
Federal funds sold and securities purchased under resale agreements	138	169
Investment securities held-to-maturity	42,435	43,493
Loans held for sale	4	74
Loans	273,422	259,823
Other financial instruments	2,369	2,319
Financial Liabilities
Deposits	334,361	300,225
Short-term borrowings	12,706	26,782
Long-term debt	33,678	32,412
Other Liabilities	1,702	1,353
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	15,705	11,147
Investment securities held-to-maturity	4,605	2,275
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	138	169
Investment securities held-to-maturity	37,810	41,138
Other financial instruments	920	921
Financial Liabilities
Deposits	334,361	300,225
Short-term borrowings	12,706	26,782
Long-term debt	33,678	32,412
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity	20	80
Loans held for sale	4	74
Loans	273,422	259,823
Other financial instruments	1,449	1,398
Financial Liabilities
Other Liabilities	$ 1,702	$ 1,353